Income Taxes - Schedule of Reconciliation of the Statutory Federal Income Tax Rate (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation of the Statutory Federal Income Tax Rate [Abstract]
U.S. statutory rate					21.00%	21.00%
Change in valuation allowance					6.80%	46.40%
Effective tax rate	43.90%	67.20%	69.90%	42.70%	27.80%	67.40%